CONSOLIDATED BUSINESS SEGMENTS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2012 Corporate Adjustments [Member]	Dec. 31, 2013 Corporate Adjustments [Member]	Dec. 31, 2012 Specialty Printing Papers [Member]	Dec. 31, 2013 Specialty Printing Papers [Member]	Dec. 31, 2012 Newsprint [Member]	Dec. 31, 2013 Newsprint [Member]	Dec. 31, 2012 Pulp [Member]	Dec. 31, 2013 Pulp [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Corporate Adjustments [Member]	Dec. 31, 2011 Predecessor [Member] Corporate Adjustments [Member]	Sep. 30, 2012 Predecessor [Member] Specialty Printing Papers [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member]	Sep. 30, 2012 Predecessor [Member] Newsprint [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member]	Sep. 30, 2012 Predecessor [Member] Pulp [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member]
Sales to external customers	260.5	1,051.4		0	0	171.8	635.1	44.0	192.3	44.7	224.0	797.7	1,079.7	1,051.4	1,077.7	0	0	503.8	690.4	134.1	141.3	159.8	248.0
Inter-segment sales	0	0		(7.1)	(24.8)	0	0	0	0	7.1	24.8	0	0			(22.5)	(39.3)	0	0	0	0	22.5	39.3
Depreciation and amortization	12.9	47.0		0	0	11.2	40.4	1.4	5.1	0.3	1.5	23.4	105.5	109.7	137.3	0	0	18.9	81.3	2.7	9.1	1.8	15.1
Restructuring (note 21)	0	1.2			0		0.6		0.4		0.2	5.3	5.9	25.3	17.9	0	0	2.9	4.0	0.8	0.8	1.6	1.1
Impairment and other closure costs (note 6)	0	86.9			0		86.9		0		0	0	661.8	294.5	17.4		0		507.2		71.1		83.5
Operating earnings (loss)	(5.7)	(87.8)		0	0	1.2	(102.3)	2.4	8.4	(9.3)	6.1	24.8	(704.5)	(351.6)	(29.7)	0	0	19.3	(565.1)	11.7	(69.2)	(6.2)	(70.2)
Total assets	978.8	700.1	1,040.1	0.2	0	710.5	464.0	182.6	149.9	85.5	86.2	1,040.1	737.6	1,696.2	2,090.8	0.2	13.3	761.1	432.0	193.4	216.5	85.4	75.8
Additions to property, plant and equipment	10.4	23.4		0	0	6.5	15.4	1.8	2.0	2.1	6.0	12.2	19.7			0	0	9.2	9.2	1.2	6.1	1.8	4.4